Warrants	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

8. Warrants

As of December 31, 2021, we have 24,625,000 warrants outstanding. As part of the Business Combination, as described in Note 3 — Business Combination, the 14,375,000 public warrants of Alussa were each exchanged for one public warrant in FREYR (the “Public Warrants”) and the 10,250,000 private warrants of Alussa were each exchanged for one private warrant in FREYR (the “Private Warrants”). The Public and Private Warrants (collectively, “Warrants”) are subject to the terms and conditions of the warrant agreement entered into between Alussa, Continental Stock Transfer & Trust Company and FREYR (the “Amended and Restated Warrant Agreement”).

The Warrants entitle the holder thereof to purchase one of our ordinary shares at a price of $11.50 per share, subject to adjustments. The Warrants will expire on July 9, 2026, or earlier upon redemption or liquidation.

The Private Warrants are identical to the Public Warrants, except that so long as they are held by the Sponsor or any of its permitted transferees, the Private Warrants: (i) may be exercised for cash or on a cashless basis and (ii) shall not be redeemable by FREYR.

We may call the Public Warrants for redemption once they become exercisable, in whole and not in part, at a price of $0.01 per Public Warrant, so long as we provide at least 30 days prior written notice of redemption to each Public Warrant holder, and if, and only if, the reported last sales price of our ordinary shares equals or exceeds $18.00 per share for each of 20 trading days within the 30 trading-day period ending on the third trading day before the date on which we send the notice of redemption to the Public Warrant holders.

We determined that the Public Warrants are equity classified as they are indexed to our ordinary shares and qualify for classification within shareholders’ equity. As such, the Public Warrants are presented within additional paid-in capital on the consolidated balance sheets herein. However, we determined that the Private Warrants are not considered indexed to our ordinary shares as the holder of the Private Warrants impacts the settlement amount and thus, they are liability classified. The Private Warrants are presented within warrant liability on the consolidated balance sheets herein. See Note 9 — Fair Value Measurement for further details.